Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2021
Shares				Value
	COMMON STOCKS - 44.6%
	BANKING - 0.5%
420,264	China Minsheng Banking Corp. Ltd.			$ 215,899

	CHEMICALS - 1.4%
49,048	Chemtrade Logistics Income Fund			301,018
561,491	China Sanjiang Fine Chemicals Co. Ltd.			263,870
				564,888
	ELECTRIC UTILITIES - 1.3%
1,132,188	China Power International Development Ltd.			259,474
93,594,803	Federal Grid Co Unified Energy System PJSC			265,415
				524,889
	ENGINEERING & CONSTRUCTION - 0.7%
476,300	Sinopec Engineering Group Co. Ltd.			294,972

	FOOD - 0.6%
2,051,390	CP Pokphand Co. Ltd.			258,839

	GAS & WATER UTILITIES - 0.7%
12,329	Enagas SA			268,931

	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
70,890	Coronation Fund Managers Ltd.			269,878

	INSURANCE - 0.7%
306,949	Liberty Holdings Ltd.			301,541

	MACHINERY - 0.6%
627,850	Lonking Holdings Ltd.			266,763

	METALS & MINING - 4.8%
3,277,049	Adaro Energy Tbk PT *			282,446
1,464,081	Bukit Asam Tbk PT			240,213
129,981	China Shenhua Energy Co. Ltd.			271,113
17,382	Fortescue Metals Group Ltd.			303,310
6,511	Kumba Iron Ore Ltd.			295,460
9,355	Labrador Iron Ore Royalty Corp.			319,539
219,947	Yanzhou Coal Mining Co. Ltd.			262,514
				1,974,595
	OIL & GAS PRODUCERS - 4.0%
30,295	Antero Midstream Corp.			261,749
15,708	Bashneft PJSC			246,784
63,923	EnLink Midstream LLC			295,963
1	Equitrans Midstream Corp.			8
12,604	Hess Midstream LP			281,447
26,273	Kimbell Royalty Partners LP			282,697
29,525	Plains GP Holdings LP			276,945
				1,645,593
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 20.3%
43,000	Apartment Investment and Management Co.			298,420
117,132	Ascendas Real Estate Investment Trust			273,813
20,304	Brandywine Realty Trust			274,713
74,496	Charter Hall Long Wale REIT			281,392
93,419	Charter Hall Retail REIT			268,441
25,423	City Office REIT, Inc.			277,873
15,339	Columbia Property Trust, Inc.			276,255
2,943	Covivio			262,875
Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2021
Shares				Value
	REAL ESTATE INVESTMENT TRUSTS (REITS) (continued) - 20.3%
36,585	Dexus			$ 287,405
1,040	Diversified Healthcare Trust			4,592
227,079	Fibra Uno Administracion SA de CV			281,394
47,885	Franklin Street Properties Corp.			252,833
9,242	Getty Realty Corp.			291,862
14,553	Global Net Lease, Inc.			279,418
295,113	Growthpoint Properties Ltd.			295,367
23,272	H&R Real Estate Investment Trust			288,110
141,780	Hyprop Investments Ltd.			298,073
11,251	Industrial Logistics Properties Trust			279,025
259	Japan Metropolitan Fund Invest			255,197
11,876	Klepierre SA			315,377
339,242	Mapletree North Asia Commercial Trust			277,942
3,667	National Health Investors, Inc.			269,194
9,372	Office Properties Income Trust			260,073
7,194	Omega Healthcare Investors, Inc.			273,372
17,314	RioCan Real Estate Investment Trust			295,838
3,700	SL Green Realty Corp.			273,837
12,475	SmartCentres Real Estate Investment Trust			290,225
6,303	Spirit Realty Capital, Inc.			299,645
3,404	Unibail-Rodamco-Westfield			281,064
139,755	Waypoint REIT			268,805
3,780	WP Carey, Inc.			283,084
				8,415,514
	REAL ESTATE OWNERS & DEVELOPERS - 2.4%
163,142	Agile Group Holdings Ltd.			255,840
199,991	Guangzhou R&F Properties Co. Ltd.			255,948
900,828	Poly Property Group Co. Ltd. *			257,484
822,184	Yuzhou Group Holdings Co. Ltd.			228,654
				997,926
	STEEL - 0.8%
13,703	Severstal PAO			323,829

	TELECOMMUNICATIONS - 2.6%
20,197	Lumen Technologies, Inc.			259,128
32,506	Mobile TeleSystems PJSC - ADR			275,326
33,610	Telefonica Brasil SA - ADR			266,527
59,364	Telefonica SA			275,381
				1,076,362
	TOBACCO & CANNABIS - 1.2%
7,033	British American Tobacco PLC			261,161
2,820,903	Hanjaya Mandala Sampoerna Tbk PT			257,777
				518,938
	TRANSPORTATION & LOGISTICS - 1.3%
40,528	Globaltrans Investment PLC - ADR			252,084
18,440	Hoegh LNG Partners LP			307,948
				560,032

	TOTAL COMMON STOCKS (Cost $16,900,993)			18,479,389

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 19.6%
	AEROSPACE & DEFENSE - 0.6%
234,000	Embraer Netherlands Finance BV	4.250	2/15/2029	246,578

	AUTOMOTIVE - 0.6%
245,000	Goodyear Tire & Rubber Co.	6.700	12/15/2033	251,929
Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2021
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CHEMICALS - 0.6%
245,000	Methanex Corp.	5.000	5/31/2026	$ 259,034

	ELECTRIC UTILITIES - 0.6%
250,000	PG&E Corp.	4.750	10/15/2028	267,188

	ENGINEERING & CONSTRUCTION - 0.6%
252,000	Fluor Corp.	4.625	1/31/2032	260,140

	ENTERTAINMENT CONTENT - 0.6%
270,000	AMC Networks, Inc.	5.875	12/1/2027	266,967

	HEALTHCARE FACILITIES & SERVICES - 0.7%
260,000	Encompass Health Corp.	3.500	8/15/2029	273,325

	LEISURE FACILITIES & SERVICES - 1.3%
260,000	MGM Resorts International	5.750	5/15/2026	274,609
260,000	Yum! Brands, Inc.	6.450	1/23/2025	272,077
				546,686
	OIL & GAS PRODUCERS - 8.4%
270,000	Buckeye Partners LP	5.093	1/15/2030	270,338
260,000	DCP Midstream Operating LP	3.950	12/1/2026	278,169
260,000	EnLink Midstream Partners LP	5.125	5/15/2029	262,747
258,000	Genesis Energy LP	4.150	6/1/2025	259,612
256,000	Murphy Oil Corp.	6.500	10/1/2025	257,605
235,000	NuStar Logistics LP	6.000	6/1/2026	255,084
280,000	Occidental Petroleum Corp	6.875	5/15/2023	267,750
410,000	PBF Holding Co. LLC	5.300	2/1/2030	310,319
260,000	PBF Logistics LP	6.000	2/15/2028	260,000
245,000	PDC Energy, Inc.	4.650	11/15/2024	255,028
250,000	Petrobras Global Finance BV	6.875	9/1/2027	264,504
240,000	Southwestern Energy Co.	4.750	2/1/2030	259,500
250,000	Western Midstream Operating LP	5.400	2/1/2027	273,125
				3,473,781
	OIL & GAS SERVICES & EQUIPMENT - 1.3%
277,000	Oceaneering International, Inc.	4.250	9/15/2028	270,769
235,000	USA Compression Partners LP	3.375	5/1/2027	247,573
				518,342
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
225,000	Diversified Healthcare Trust	5.000	3/1/2031	252,281
250,000	iStar, Inc.	9.750	6/15/2025	253,863
241,000	RHP Hotel Properties LP	4.750	10/15/2027	248,425
				754,569
	REAL ESTATE OWNERS & DEVELOPERS - 1.3%
260,000	Kennedy-Wilson, Inc.	5.125	10/15/2027	269,113
260,000	Kennedy-Wilson, Inc.	4.750	3/1/2029	269,559
				538,672
	TELECOMMUNICATIONS - 0.7%
220,000	United States Cellular Corp.	4.250	8/1/2025	275,643

	TRANSPORTATION & LOGISTICS - 0.5%
196,274	American Airlines 2015-1 Class A Pass Through Trust	5.250	7/1/2030	193,723

	TOTAL CORPORATE BONDS (Cost $7,730,305)			8,126,577

Shares				Value
	MASTER LIMITED PARTNERSHIPS - 16.0%
	GAS & WATER UTILITIES - 0.7%
17,813	Suburban Propane Partners LP			270,758

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2021
Shares				Value
	METALS & MINING - 0.0%
1	Natural Resource Partners LP			$ 17

	OIL & GAS PRODUCERS - 14.0%
21,359	BP Midstream Partners LP			278,949
9,889	Crestwood Equity Partners LP			301,120
12,574	DCP Midstream LP			282,915
7,527	Delek Logistics Partners LP			313,123
40,000	Enable Midstream Partners LP			295,600
34,433	Energy Transfer LP			296,468
11,950	Enterprise Products Partners LP			274,970
29,888	Genesis Energy LP			274,671
12,291	Global Partners LP/MA			296,582
6,244	Magellan Midstream Partners LP			292,032
10,553	MPLX LP			284,825
16,116	NuStar Energy LP			308,783
12,939	Oasis Midstream Partners LP			271,201
18,777	PBF Logistics LP			289,166
8,689	Phillips 66 Partners LP			300,205
30,090	Plains All American Pipeline LP			273,217
25,891	Rattler Midstream LP *			293,863
20,475	Shell Midstream Partners LP			315,929
8,298	Sunoco LP			291,260
14,754	Western Midstream Partners LP			289,769
				5,824,648
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
17,498	USA Compression Partners LP			256,346

	TRANSPORTATION & LOGISTICS - 0.7%
14,878	KNOT Offshore Partners LP			276,731

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $5,423,629)			6,628,500

Principal Amount ($)
	NON U.S. GOVERNMENT & AGENCIES - 19.3%	Coupon Rate (%)	Maturity
	SOVEREIGN - 19.3%
125,000	Brazilian Government International Bond	4.250	1/7/2025	135,002
230,000	Brazilian Government International Bond	6.000	4/7/2026	267,806
240,000	Brazilian Government International Bond	10.125	5/15/2027	339,362
350,000	Brazilian Government International Bond	3.875	6/12/2030	347,903
215,000	Brazilian Government International Bond	5.625	1/7/2041	231,391
171,000	Chile Government International Bond	3.860	6/21/2047	187,383
100,000	Colombia Government International Bond	8.125	5/21/2024	119,358
184,000	Colombia Government International Bond	6.125	1/18/2041	220,804
144,000	Hungary Government International Bond	7.625	3/29/2041	232,606
200,000	Indonesia Government International Bond	3.500	1/11/2028	216,994
200,000	Indonesia Government International Bond	4.350	1/11/2048	221,198
250,000	Indonesia Government International Bond	4.200	10/15/2050	276,624
250,000	Israel Government International Bond	2.750	7/3/2030	263,753
165,000	Israel Government International Bond	4.500	1/30/2043	201,793
190,000	Mexico Government International Bond	4.125	1/21/2026	213,925
350,000	Mexico Government International Bond	4.150	3/28/2027	392,660
317,000	Mexico Government International Bond	4.750	3/8/2044	338,687
175,000	Mexico Government International Bond	4.600	2/10/2048	180,898
250,000	Panama Government International Bond	8.875	9/30/2027	345,950
205,000	Peruvian Government International Bond	2.844	6/20/2030	207,999
255,000	Peruvian Government International Bond	5.625	11/18/2050	340,038
Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2021
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	SOVEREIGN - 19.3% (continued)
464,000	Republic of South Africa Government International Bond	4.665	1/17/2024	$ 496,615
140,000	Republic of South Africa Government International Bond	4.875	4/14/2026	149,539
240,000	Republic of South Africa Government International Bond	4.850	9/30/2029	248,655
237,000	Republic of South Africa Government International Bond	6.250	3/8/2041	249,582
230,000	Republic of South Africa Government International Bond	5.000	10/12/2046	207,393
239,000	Turkey Government International Bond	3.250	3/23/2023	235,127
400,000	Turkey Government International Bond	4.250	3/13/2025	384,631
200,000	Turkey Government International Bond	6.125	10/24/2028	197,752
385,000	Turkey Government International Bond	6.000	1/14/2041	338,508
240,000	Turkey Government International Bond	5.750	5/11/2047	198,319
	NON U.S. GOVERNMENT & AGENCIES (Cost $7,554,367)			7,988,255

	TOTAL INVESTMENTS - 99.5% (Cost - $37,609,294)			$ 41,222,721
	OTHER ASSETS LESS LIABILITIES - 0.5%			222,936
	NET ASSETS - 100.0%			$ 41,445,657

* Non Income Producing Security
ADR - American Depositary Receipt
BV - Besloten Vennootschap
LLC - Limited Liability Company
LP - Limited Partnership
LTD - Limited Company
NV - Naamloze Vennootschap
PJSC - Public Joint-Stock Company
PLC - Public Limited Company
PT - Perseroan Terbatas
SA - Société Anonyme
SA de CV - Sociedad Anonima de Capital Variable